Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	₩ 375,160		₩ 1,043
Long-term derivative financial assets	155,991		124,707
Derivative financial assets	164,695		150,960
Newberry Global Limited [Member]
Disclosure of detailed information about hedging instruments [line items]
Long-term derivative financial assets	14,155
Derivative financial assets	8,704
Eleven Street Co., Ltd. [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	12,115
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	₩ 320,984
Projected discounted cash flow percentage	6.90%
NANO XIMAGING LTD [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	₩ 71,212
Subscription granted for the acquisition of shares | shares	2,262,443
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount	₩ 270,000		₩ 64,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		$ 400,000
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		17,211
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		500,000
Floating-to-fixed interest rate swap, Mar. 4, 2020
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		300,000
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		$ 300,000
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	12,250
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	25,000
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	₩ 37,500